Long-term Debt - Schedule of Convertible Debenture (Details) $ in Thousands, $ in Millions		12 Months Ended
	Apr. 05, 2024 CAD ($)	Dec. 31, 2025 USD ($) debt_instrument	Dec. 31, 2024 USD ($) debt_instrument
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 516,234
Change in fair value through profit and loss		90,612	$ 17,279
Conversion of convertible debenture			(11,920)
Carrying value of the debt, ending balance	$ 18.0	$ 519,462	$ 516,234
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Number of debt instruments, fair value, beginning balance | debt_instrument		0	18,000
Number of debt instruments, conversion of convertible debenture | debt_instrument			(16,200)
Number of debt instruments, repayment of convertible debenture | debt_instrument			(1,800)
Number of debt instruments, fair value, ending balance | debt_instrument			0
Carrying value of the debt, beginning balance		$ 0	$ 13,913
Change in fair value through profit and loss			(565)
Change in FVOCI due to changes in credit risk			(103)
Conversion of convertible debenture			(11,920)
Repayment of convertible debenture	(1.8)		(1,325)
Carrying value of the debt, ending balance	$ 16.2	$ 0	$ 0